Shareholders' Equity (Aggregate Fair Values Assigned To Each Component Of Tangible Equity Units Offering) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	50.00
Gross proceeds	$ 230,000
Issuance costs, including discount	7,353
Carrying value of Tangible Equity Units, Net proceeds	222,647
Equity Component [Member]
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	40.271818
Gross proceeds	185,250
Issuance costs, including discount	5,934
Carrying value of Tangible Equity Units, Net proceeds	179,316
Debt Component [Member]
Shareholders' Equity [Line Items]
Units issued	4,600	[1]
Unit price	9.728182
Gross proceeds	44,750
Issuance costs, including discount	1,419
Carrying value of Tangible Equity Units, Net proceeds	43,331
Other Borrowings [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	43,331
Other Borrowings [Member] | Debt Component [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	43,331
Surplus [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	179,316
Surplus [Member] | Equity Component [Member]
Shareholders' Equity [Line Items]
Carrying value of Tangible Equity Units, Net proceeds	$ 179,316

[1]	TEUs consist of two components: one unit of the equity component and one unit of the debt component.